Financial Risk Management - Balance of Loans and Advances and Deposits (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Loans and advances, and Deposits [abstract]
Loans and advances	¥ 130,516,241	¥ 125,190,819
Deposits	¥ 201,930,427	¥ 190,022,742